Short-term Borrowings	12 Months Ended
Dec. 31, 2018
Other Liabilities Current [Abstract]
Short-term Borrowings

9.	Short-term borrowings

On June 25, 2018, Zai Lab (Suzhou) Co. Ltd. entered into a three-year facility agreement for RMB25,000,000 (or $3,642,616) with a local commercial bank, and the outstanding borrowing under this agreement was RMB 20,000,000 (or $2,914,093) as of December 31, 2018, which will be due in 2019. The borrowing is guaranteed by Zai Lab (Shanghai) Co. Ltd., with an average interest rate of 4.785%. The agreement does not contain any financial covenants or restrictions.

On December 12, 2018, Zai Biopharmaceutical (Suzhou) Co. Ltd. entered into a three-year facility agreement for RMB40,000,000 (or $5,828,185) with a local commercial bank, the outstanding borrowing under this agreement was RMB 5,000,000 (or $728,523) as of December 31, 2018, which will be due in 2019. The borrowing is guaranteed by Zai Lab (Shanghai) Co., Ltd., with average interest rate of 4.785%. The agreement does not contain any financial covenants or restrictions.